EQUITY:	12 Months Ended
Dec. 31, 2017
EQUITY:
EQUITY:

NOTE 13 - EQUITY:

a.	Share capital:

1)	Share capital is composed of ordinary shares with no par value, as follows:

	Number of ordinary shares
	December 31
	2016	2017

Authorized share capital	16,000,000	50,000,000
Issued and paid up share capital	11,448,191	26,075,770

2)	The ordinary shares confer upon their holders participating and voting rights in shareholders meetings (where the holder of an ordinary share has one vote), a right to receive a share of earnings and the right to receive assets of the Company upon its liquidation.

b.	Changes in share capital:

1)	Based on the investment agreement signed on August 6, 2013 and the Addendum to the investment agreement signed on October 22, 2014, (as described in note 10), the Company issued to several investors during 2013, 198,812 Warrants that were exercised to 102,058 ordinary shares in September 2017 and in November 2014, issued 80,166 Additional warrants that were expired in October 2016. In addition, in October 2015 the Company issued to these investors 174,566 shares as part of the Downside Protection mechanism.

2)	On October 1, 2014, the Company issued 577,795 ordinary shares and 577,795 unlinked warrants (Series 7) through a rights issuance. Each warrant (Series 7) was exercisable into one ordinary share, each for an exercise price of NIS 35 (unlinked). The shares and warrants were offered through a rights issuance to the Company’s shareholders at the trading day on the TASE on September 15, 2014, such that each shareholder holding 15 ordinary shares was entitled to two ordinary shares and two warrants (Series 7) for an overall price of NIS 60. Issuance proceeds, net of issuance costs, amounted to $ 4.5 million.

Until April 26, 2015, 208,843 unlinked warrants (Series 7) were exercised to 208,843 ordinary shares for approximately $ 1.8 million. The remaining 368,952 unexercised and unlinked warrants (Series 7) expired on that date.

3)	On March 29, 2015, further to an approval of the General Meeting on March 18, 2015, the Company executed a 50-to-1 reverse share split of the Company’s ordinary shares and eliminated their par value. Upon the effectiveness of the reverse share split, (i) the number of ordinary shares was proportionally decreased and their par value was eliminated, (ii) the number of ordinary shares into which each outstanding option and outstanding warrant to purchase ordinary shares is exercisable was proportionally decreased, and (iii) the exercise price of each outstanding option and outstanding warrant to purchase ordinary shares was proportionally increased. Unless otherwise indicated, all of the shares numbers, the option and warrant numbers, loss per share amounts, share prices, warrant exercise prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect this 50-to-1 reverse share split.

4)	On August 7, 2015, the Company completed its public offering of its ordinary shares on the NASDAQ, pursuant to which the Company issued 5,025,000 ordinary shares with no par value, at a price of $6.00 per ordinary share, raising a total of approximately $26.5 million (net of commissions to the underwriters and offering expenses). In addition, on September 17, 2015, the underwriters exercised in part their over-allotment option and purchased an additional 638,750 ordinary shares at a price of $6 per share. The proceeds from the exercise of the option, net of underwriters’ commission and offering expenses, were approximately $3.5 million, bringing the total net proceeds from the initial public offering to approximately $30 million.

5)	On March 10, 2017, the Company entered into subscription agreements for a private placement with several institutional and private investors, in accordance with which the Company allocated the offerees an overall quantity of 2,289,638 ordinary shares with no par value for gross proceeds of approximately $10 million (issuance expenses amounted to approximately $0.5 million). The chairman of the Board of Directors and two other former board members have participated in this private placement.

6)	On August 21, 2017, the Company completed an underwritten public offering of its ordinary shares on the NASDAQ, pursuant to which the Company issued 12,224,500 ordinary shares with no par value, including a full exercise by the underwriters of their over-allotment option, at a price of $4.70 per ordinary share. The net proceeds from the sale of shares, after deducting underwriting discounts, commissions and other offering expenses, were approximately $53.6 million.

c.	Share-based payment to employees:

1)	The following are the grants of options to employees:

Date of grant	Number of options granted	Exercise price per option	Fair value on grant date- in thousands	Expiration date
January 2015	60,000	NIS 27.93	NIS 600	January 1, 2021
March 2016	44,000	$ 3.865	$ 130	March 10, 2026
March 2016	176,705	$ 4.14	$ 474	March 27, 2026
April 2016	45,000(*)	$ 6.00	$ 84	April 21, 2026
June 2016	67,500(*)	$ 6.00	$121	May 22, 2026
June 2016	68,250(*)	$ 3.46	$ 153	May 22, 2026
July 2016	224,478(*)	$ 3.526	$ 408	May 15, 2026
July 2016	180,000	$ 4.466	$ 472	July 25, 2026
June 2017	185,000(*)	$ 5.32	$ 618	April 10, 2027
July 2017	230,500	$ 5.46	$ 590	July 5, 2024
October 2017	35,000	$ 7.44	$ 92	September 25, 2024
October 2017	60,000	$ 8.56	$ 202	October 23, 2027
December 2017	140,000	$ 8.56	$ 201	December 11, 2027
December 2017	130,000	$ 7.44	$ 47	December 12, 2024
December 2017	380,000(*)	$ 6.70	$ 682	December 11, 2027

(*)       Granted to related parties (as defined in IAS 24R, see note 19).

Vesting conditions of all of the above options are service conditions.

Each 1 option is exercisable into 1 ordinary share.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest*	Vesting conditions	Expected term
January 2015	NIS 600	NIS 23.55	None	48.07%	1.9%	due to the optionee’s resignation effective August 2016, all options were forfeited	6 years
March 2016	$ 130	$ 4.66	None	48.38%	1.9%	due to the optionee’s resignation effective February 2016, all options were forfeited	10 years
March 2016	$ 474	$ 4.39	None	48.44%	1.9%	four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	10 years
April 2016	$ 84	$ 3.79	None	48.23%	1.9%	three equal annual tranches over a three-year period	10 years
June 2016	$ 274	$ 3.69	None	48.18%	1.8%	67,500 options will vest in three equal annual tranches over a three-year period and 68,250 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	10 years
July 2016	$ 408	$ 3.18	None	48.15%	1.8%	three equal annual tranches over a three-year period	10 years
July 2016	$ 472	$ 4.47	None	47.82%	1.6%	90,000 options will vest over a four-year period, with one quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date and 90,000 options will be exercisable only in the event that a material agreement, as defined in Company’s compensation policy, is signed between the Company and a third party. Following this grant, the optionees agreed to forgo 117,200 options that were previously granted to them in October 2013. This forgoing of 117,200 options was accounted as modification to the original terms on which the options were granted	10 years
June 2017	$ 618	$ 5.60	None	46.63%	2.2%	120,000 options will vest in three equal annual tranches over a three-year period and 65,000 options will vest in 9 equal monthly tranches over a nine-month period	10 years
July 2017	$ 590	$ 5.35	None	46.04%	1.4%	150,000 options will vest over a three-year period, with a third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date and 80,500 options will vest over a four-year period, with a quarter of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 12 equal quarterly tranches, subsequent to the first year from the grant date	7 years
October 2017	$ 92	$ 8.95	None	39.29%	1.5%	will vest over a 21 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining options vesting in 9 equal monthly tranches, subsequent to the first year from the grant date	1.75 years
October 2017	$ 202	$ 8.15	None	46.65%	2.0%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years
December 2017	$ 201	$ 5.15	None	46.21%	2.2%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years
December 2017	$ 47	$ 5.15	None	37.09%	1.8%	will vest over a 18 months period, with a half of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 6 equal monthly tranches, subsequent to the first year from the grant date	1.5 years
December 2017	$ 682	$ 5.15	None	46.21%	2.2%	three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in 8 equal quarterly tranches, subsequent to the first year from the grant date	5 years

*      The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.

2)	The following table contains additional information concerning options granted to employees and service providers:

	Year ended December 31
	2015	2016	2017
	Number of options
a) Options with an exercise price of NIS 0.5:
Outstanding at beginning of year	137,951	137,386	136,821
Exercised	(565)	—	(377)
Expired	—	(565)	—
Outstanding at end of year	137,386	136,821	136,444
Exercisable at end of year	8,991	8,426	8,050
Weighted average remaining contractual life (years)	3.44	2.61	1.61

b) Options with an exercise price of NIS 27.93 – NIS 81.1:
Outstanding at beginning of year	630,089	686,746	289,698
Granted	60,000	—	—
Forfeited	(3,343)	(103,176)	(2,538)
Cancelled	—	(117,200)	—
Expired	—	(176,672)	(66,417)
Outstanding at end of year	686,746	289,698	220,743
Exercisable at end of year	292,562	170,232	160,092
Weighted average remaining contractual life (years)	2.82	2.62	1.86

c) Options with an exercise price of $3.46 – $8.56:
Outstanding at beginning of year		—	794,333
Granted		805,933	1,160,500
Exercised		—	(11,006)
Forfeited		(11,600)	(70,832)
Expired		—	(312)
Outstanding at end of year		794,333	1,872,683
Exercisable at end of year		—	275,196
Weighted average remaining contractual life (years)		9.36	7.66

Each option that is exercisable affords the right to acquire one ordinary share of the Company.

Israeli employees and directors are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Non-employees of the Company (consultants and service providers) are granted options under Section 3(i) of the Ordinance.